THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Level Advantage® Access

Supplement Dated May 1, 2025 to the Updating Summary Prospectus for Current Contractowners dated May 1, 2025

This supplement updates language in the Updating Summary Prospectus for your variable and indexed-linked annuity contract.  The Appendix - Indexed Accounts is restated as follows:

Appendix A — Investment Options Available Under The Contract

Indexed Accounts

The following is a list of Indexed Accounts currently available under the Contract. We may change the features of the Indexed Accounts listed below (including the Index and the current limits on Index gains and losses), offer new Indexed Accounts and terminate existing Indexed Accounts. We will provide you with written notice before making any changes other than changes to the current limits on Index gains. Information about current limits on Index gains is available at www.lfg.com/llarates.

Note: If amounts are removed from an Indexed Account before the end of its Indexed Term, we will apply a Contract Adjustment based on Interim Value. This may result in significant reduction in your Contract Value that could exceed any protection from Index loss that would be in place if you held the Indexed Segment until the end of the Indexed Term. See Indexed Accounts – Interim Value in the prospectus for additional details.

Index	Type of Index	Term Duration	Index Crediting Methodology	Protection Method and Amount of Protection	Guaranteed Minimum (or Maximum) Declared Crediting Rate
S&P 500 ® Price Return Index1	Market Index	1-Year	Point-to-Point	10% Protection Level	1.00% Performance Cap
S&P 500 ® Price Return Index1	Market Index	1-Year	Point-to Point	15% Protection Level	1.00% Performance Cap
S&P 500 ® Price Return Index1	Market Index	1-Year	Point-to-Point	20% Protection Level	1.00% Performance Cap
Russell 2000 ® Price Return Index1	Market Index	1-Year	Point-to-Point	10% Protection Level	1.00% Performance Cap
First Trust American Leadership IndexTM 1	Market Index	1-Year	Point-to-Point	10% Protection Level	1.00% Performance Cap
First Trust American Leadership IndexTM 1	Market Index	1-Year	Point-to-Point	15% Protection Level	1.00% Performance Cap
MSCI EAFE Index1	Market Index	1-Year	Point-to-Point	10% Protection Level	1.00% Performance Cap
Nasdaq-100 Price Return Index ® 1	Market Index	1-Year	Point-to-Point	15% Protection Level	1.00% Performance Cap
S&P 500 ® Price Return Index1 This Indexed Account is available for all contracts purchased on or before February 18, 2025.	Market Index	6-Year	Point-to-Point	10% Protection Level	10.00% Performance Cap
S&P 500 ® Price Return Index1	Market Index	6-Year	Point-to-Point	15% Protection Level	10.00% Performance Cap
S&P 500 ® Price Return Index1	Market Index	6-Year	Point-to-Point	20% Protection Level	10.00% Performance Cap
S&P 500 ® Price Return Index1	Market Index	6-Year	Point-to-Point	25% Protection Level	10.00% Performance Cap
S&P 500 ® Price Return Index1	Market Index	6-Year	Point-to-Point	30% Protection Level	10.00% Performance Cap
Russell 2000 ® Price Return Index1 This Indexed Account is available for all contracts purchased on or before February 18, 2025.	Market Index	6-Year	Point-to-Point	10% Protection Level	10.00% Performance Cap
Russell 2000 ® Price Return Index1	Market Index	6-Year	Point-to-Point	20% Protection Level	10.00% Performance Cap
Russell 2000 ® Price Return Index1	Market Index	6-Year	Point-to-Point	30% Protection Level	10.00% Performance Cap
Capital Strength Net Fee IndexSM 1 This Indexed Account is available for all contracts purchased on or before February 18, 2025.	Market Index	6-Year	Point-to-Point	10% Protection Level	10.00% Performance Cap
Capital Strength Net Fee IndexSM 1	Market Index	6-Year	Point-to-Point	20% Protection Level	10.00% Performance Cap
Capital Strength Net Fee IndexSM 1 This Indexed Account is available for all contracts purchased on or after May 2023.	Market Index	6-Year	Point-to-Point	30% Protection Level	10.00% Performance Cap

First Trust American Leadership IndexTM 1 This Indexed Account is available for all contracts purchased on or before February 18, 2025.	Market Index	6-Year	Point-to-Point	10% Protection Level	10.00% Performance Cap
First Trust American Leadership IndexTM 1	Market Index	6-Year	Point-to-Point	20% Protection Level	10.00% Performance Cap
MSCI EAFE IndexTM 1 This Indexed Account is available for all contracts purchased on or before February 18, 2025.	Market Index	6-Year	Point-to-Point	10% Protection Level	10.00% Performance Cap
S&P 500 ® Price Return Index1	Market Index	3-Year	Point-to-Point	10% Protection Level	15.00% Participation Rate
Capital Strength Net Fee IndexSM1	Market Index	3-Year	Point-to-Point	10% Protection Level	15.00% Participation Rate
First Trust American Leadership IndexSM1	Market Index	3-Year	Point-to-Point	10% Protection Level	15.00% Participation Rate
S&P 500 ® Price Return Index1 This Indexed Account is available for all contracts purchased on or after November 20, 2023.	Market Index	6-Year	Point-to-Point	10% Protection Level	15.00% Participation Rate
Russell 2000 ® Price Return Index1 This Indexed Account is available for all contracts purchased on or after November 20, 2023.	Market Index	6-Year	Point-to-Point	10% Protection Level	15.00% Participation Rate
Capital Strength Net Fee Index1 This Indexed Account is available for all contracts purchased on or after November 20, 2023.	Market Index	6-Year	Point-to-Point	10% Protection Level	15.00% Participation Rate
First Trust American Leadership IndexTM1 This Indexed Account is available for all contracts purchased on or after November 20, 2023.	Market Index	6-Year	Point-to-Point	10% Protection Level	15.00% Participation Rate
MSCI EAFE Index1 This Indexed Account is available for all contracts purchased on or after November 20, 2023.	Market Index	6-Year	Point-to-Point	10% Protection Level	15.00% Participation Rate
S&P 500 ® Price Return Index1	Market Index	1-Year	Point-to-Point	15% Protection Level	25.00% Maximum Spread Rate
Russell 2000 ® Price Return Index1	Market Index	1-Year	Point-to-Point	15% Protection Level	25.00% Maximum Spread Rate
Capital Strength Net Fee Index1	Market Index	1-Year	Point-to-Point	15% Protection Level	25.00% Maximum Spread Rate
First Trust American Leadership IndexSM1	Market Index	1-Year	Point-to-Point	15% Protection Level	25.00% Maximum Spread Rate
S&P 500 ® Price Return Index1	Market Index	1-Year	Point-to-Point	10% Protection Level	1.00% Performance Trigger Rate

S&P 500 ® Price Return Index1	Market Index	1-Year	Point-to-Point	15% Protection Level	1.00% Performance Trigger Rate
S&P 500 ® Price Return Index1
This Indexed Account is not available to contracts issued on and after August 21, 2023. This Indexed Account is no longer available for existing
Contractowners at the end of their current Term or on any Indexed
Anniversary Date on or after November 20, 2023.
	Market Index	1-Year	Point-to-Point	20% Protection Level	1.00% Performance Trigger Rate
Nasdaq-100 ® Price Return Index1	Market Index	1-Year	Point-to-Point	15% Protection Level	1.00% Performance Trigger Rate
First Trust American Leadership IndexTM 1	Market Index	1-Year	Point-to-Point	10% Protection Level	1.00% Performance Trigger Rate
S&P 500 ® Price Return Index1 This Indexed Account is available for all contracts purchased on or after August 21, 2023, subject to state availability.	Market Index	1-Year	Point-to-Point	10% Protection Level	1.00% Dual Performance Trigger Rate
Russell 2000 ® Price Return Index1 This Indexed Account is available for all contracts purchased on or after August 21, 2023, subject to state availability.	Market Index	1-Year	Point-to-Point	10% Protection Level	1.00% Dual Performance Trigger Rate
Capital Strength Net Fee IndexSM 1 This Indexed Account is available for all contracts purchased on or after August 21, 2023, subject to state availability.	Market Index	1-Year	Point-to-Point	10% Protection Level	1.00% Dual Performance Trigger Rate
First Trust American Leadership IndexTM 1 This Indexed Account is available for all contracts purchased on or after August 21, 2023, subject to state availability.	Market Index	1-Year	Point-to-Point	10% Protection Level	1.00% Dual Performance Trigger Rate
S&P 500 ® Price Return Index1 This Indexed Account is available for all contracts purchased on or after August 21, 2023, subject to state availability.	Market Index	6-Year	Point-to-Point	15% Dual Plus	15.00% Performance Cap
Russell 2000 ® Price Return Index1 This Indexed Account is available for all contracts purchased on or after August 21, 2023, subject to state availability.	Market Index	6-Year	Point-to-Point	15% Dual Plus	15.00% Performance Cap

Capital Strength Net Fee IndexSM 1 This Indexed Account is available for all contracts purchased on or after August 21, 2023, subject to state availability.	Market Index	6-Year	Point-to-Point	15% Dual Plus	15.00% Performance Cap
First Trust American Leadership IndexTM 1 This Indexed Account is available for all contracts purchased on or after August 21, 2023, subject to state availability.	Market Index	6-Year	Point-to-Point	15% Dual Plus	15.00% Performance Cap
S&P 500 ® Price Return Index1	Market Index	6-Year	Annual Lock	10% Protection Level	1.00% Performance Cap
Russell 2000 ® Price Return Index1	Market Index	6-Year	Annual Lock	10% Protection Level	1.00% Performance Cap
Capital Strength Net Fee Index1	Market Index	6-Year	Annual Lock	10% Protection Level	1.00% Performance Cap
MSCI EAFE Index1	Market Index	6-Year	Annual Lock	10% Protection Level	1.00% Performance Cap

1 The Index is a “price return Index,” not a “total return Index,” and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index return and may cause the Index to underperform a direct investment in the securities composing the Index.

2 This Indexed Account provides total protection from Index losses at the end of the Indexed Term.

The Capital Strength Net Fee IndexSM and First American Trust Leadership IndexTM deduct fees and costs when calculating Index performance which will reduce the Index return and cause each Index to underperform a direct investment in the securities composing the Index.

Each Indexed Account’s limit on Index losses is guaranteed not to change for as long as that Indexed Account remains available under the Contract. We will not offer a 1-Year Indexed Account with a Performance Cap, Performance Trigger, or Dual Performance Trigger below 1.00% (except in the case of the 100% Protection Level, which has a minimum Performance Cap of 0.10%) or a 6-Year Annual Lock Indexed Account with a Performance Cap below 1.00%. We will not offer a 6-Year Performance Cap below 10% on a Performance Cap Indexed Account, or below 15% on a Dual15 Plus Indexed Account. We will not offer a 3-Year or 6-Year Participation Rate Indexed Account with a Participation Rate below 15%. We will not offer a Spread Rate Indexed Account with a Spread Rate greater than 25%. However, we reserve the right to add and remove Indexed Accounts and to offer Indexed Accounts with different Crediting Methods or Protection Methods. As such, the limits on Index loss offered under the Contract may change from one Indexed Term to the next. We do not guarantee that the Contract will always offer Indexed Accounts that limit Index losses. See Indexed Accounts in the prospectus for additional details.